Pension and Postretirement Benefit Plans, Reconciliation of Benefit Obligations, Fair Value of Plan Assets and Funded Status (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2019	Jun. 30, 2018	Dec. 31, 2019	Dec. 31, 2018
Pension Benefits [Member]
Plan Contributions [Abstract]
Total curtailment gain (loss)			$ 0	$ (306)
Reconciliation of Benefit Obligations [Abstract]
Benefit obligation at beginning of year			13,700	17,121
Service cost			104	104
Interest cost			520	553
Actuarial loss (gain)			916	(1,157)
Assumptions			0	0
Settlement/curtailment			0	(1,866)
Benefits paid			(1,023)	(1,055)
Benefit obligation at end of year	$ 14,217		14,217	13,700
Reconciliation of Fair Value of Plan Assets [Abstract]
Balance at beginning of year			14,923	17,517
Actual return on plan assets			2,003	327
Employer contribution			0	0
Settlement/curtailment			0	(1,866)
Benefits paid			(1,023)	(1,055)
Balance at end of the year	15,903		15,903	14,923
Funded Status [Abstract]
Funded status at end of year	1,686		1,686	1,223
Unrecognized net actuarial loss (gain)	1,827		1,827	2,416
Net amount recognized	3,513		3,513	3,639
Postretirement Benefits [Member]
Plan Contributions [Abstract]
Total curtailment gain (loss)			4,915	0
Reconciliation of Benefit Obligations [Abstract]
Benefit obligation at beginning of year			3,305	4,217
Service cost			0	0
Interest cost			101	117
Actuarial loss (gain)			0	(527)
Assumptions			0	(323)
Settlement/curtailment			(3,207)	0
Benefits paid			(84)	(179)
Benefit obligation at end of year	115		115	3,305
Reconciliation of Fair Value of Plan Assets [Abstract]
Balance at beginning of year			0	0
Actual return on plan assets			0	0
Employer contribution			84	179
Settlement/curtailment			0	0
Benefits paid			(84)	(179)
Balance at end of the year	0		0	0
Funded Status [Abstract]
Funded status at end of year	(115)		(115)	(3,305)
Unrecognized net actuarial loss (gain)	(54)		(54)	(1,929)
Net amount recognized	(169)		(169)	$ (5,234)
Turning Point [Member] | Pension Benefits [Member]
Plan Contributions [Abstract]
Total curtailment gain (loss)		$ (300)
Turning Point [Member] | Postretirement Benefits [Member]
Plan Contributions [Abstract]
Total curtailment gain (loss)	4,900
Expected contributions in 2020	$ 100		$ 100